GROUP CASH FLOW STATEMENT (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GROUP CASH FLOW STATEMENT
Restructuring and rationalisation expenses	$ 124	$ 120	$ 108
Acquisition-related costs	16	22	28
Legal and other costs	145	133	111
Bank overdrafts	$ 2	$ 6	$ 5